Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

14. Cash and cash equivalents

	December 31,
	2023	2022
	£000s	£000s
Cash at bank and in hand	24,993	41,986
US Treasury Bills	29,038	12,376
Short term bank deposits	-	454
Total Cash and cash equivalents	54,031	54,816

Cash at bank comprises balances held by the Group in current, short-term bank deposits, and U.S. Treasury Bills with an original maturity of three months or less. The carrying amount of these assets approximates to their fair value.